PATENTS (Narrative) (Details)		3 Months Ended
	Dec. 14, 2020 USD ($) shares	Feb. 28, 2021 USD ($)	Dec. 14, 2020 $ / shares
Patent And Trademark [Line Items]
Shares issued for patent | $		$ 69,000
Patents [Member]
Patent And Trademark [Line Items]
Percentage of interest in patent rights acquired			100.00%
Shares issued for patent (Shares) | shares	1,000,000
Number of additional common shares issued in escrow | shares	1,000,000
Shares issued, price per share | $ / shares			$ 0.0345
Shares issued for patent | $	$ 69,000